Investment In Millburn Multi-Markets Trading L.P. (Narrative) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Millburn Multi-Markets Trading L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	81.59%	78.28%
Capital withdrawals payable	$ 6,223,896	$ 1,551,666
Millburn Multi-Markets Fund L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	72.71%	73.17%